Arrow Investments Trust

Arrow DWA Tactical ETF

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Arrow DWA Tactical ETF (the “Fund”), a series of Arrow Investments Trust. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(e) on January 12, 2016 (Accession Number: 0001580642-16-006271), which is incorporated herein by reference.